Contingent Liabilities and Commitments - Letters of Credit from Financial Institutions and Respective Credit Limits (Detail) - Dec. 31, 2023 - USD [member] ₩ in Millions, $ in Millions	USD ($)	KRW (₩)
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	$ 2,070	₩ 2,669,058
KEB Hana Bank [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	450	580,230
Industrial Bank of Korea [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	450	580,230
Industrial And Commerical Bank Of China [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	200	257,880
Shinhan bank [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	70	90,258
KB Kookmin Bank [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	700	902,580
MUFG Bank [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	100	128,940
Export Import Bank Of Korea [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	$ 100	₩ 128,940